Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Preferred Stock Summary	The following table summarizes the Parent’s preferred stock issued and outstanding at Dec. 31, 2025 and Dec. 31, 2024.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
	Per annum dividend rate (c)
Series A	Greater of (i) SOFR plus 0.565% and (ii) 4.000%	5,001	5,001	$500	$500
Series F	4.625% to but excluding Sept. 20, 2026, then SOFR plus 3.131%	10,000	10,000	990	990
Series G	4.700% to but excluding Sept. 20, 2025, then a floating rate equal to the five-year treasury rate plus 4.358%	—	10,000	—	990
Series H	3.700% to but excluding March 20, 2026, then a floating rate equal to the five-year treasury rate plus 3.352%	5,825	5,825	576	576
Series I	3.750% to but excluding Dec. 20, 2026, then a floating rate equal to the five-year treasury rate plus 2.630%	13,000	13,000	1,287	1,287
Series J	6.300% to but excluding March 20, 2030, then a floating rate equal to the five-year treasury rate plus 2.297%	5,000	—	494	—
Series K	6.150% to but excluding March 20, 2030, then a floating rate equal to the five-year treasury rate plus 2.161%	5,000	—	494	—
Series L	5.950% to but excluding Dec. 20, 2030, then a floating rate equal to the five-year treasury rate plus 2.271%	5,000	—	495	—
Total		48,826	43,826	$4,836	$4,343
(a)    All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.
(b)    The carrying value of the Series F, Series G, Series H, Series I, Series J, Series K and Series L preferred stock is recorded net of issuance costs.
(c)    References to SOFR are to a floating rate equal to the three-month CME Term SOFR (plus a spread adjustment of 0.26161% per annum).

Summary of Preferred Dividends Paid
The table below presents the Parent’s preferred dividends.

Preferred dividends
(dollars in millions, except per share amounts)	Depositary shares per share		2025			2024		2023
			Per share	Total dividend		Per share	Total dividend	Per share	Total dividend
Series A	100	(a)	$5,172.19	$26		$6,143.97	$30	$5,866.23	$29
Series D	100		N/A	(5)	(b)	N/A	N/A	6,339.20	42	(b)
Series F	100		4,625.00	46		4,625.00	46	4,625.00	46
Series G	100		4,700.00	58	(c)	4,700.00	47	4,700.00	47
Series H	100		3,700.00	22		3,700.00	22	3,700.00	22
Series I	100		3,750.00	49		3,750.00	49	3,750.00	49
Series J	100		3,325.00	16		N/A	N/A	N/A	N/A
Series K	4,000		4,715.00	23		N/A	N/A	N/A	N/A
Series L	100		1,652.78	8		N/A	N/A	N/A	N/A
Total				$243			$194		$235
(a)    Represents Normal Preferred Capital Securities.
(b)    In 2023, total dividends include deferred fees of approximately $10 million related to the redemption of the Series D preferred stock. In 2025, total dividends include a reduction in the previously deferred fees.
(c)    Includes deferred fees of approximately $10 million related to the redemption of the Series G preferred stock.
N/A – Not applicable.

Schedule of Regulatory Capital Ratios
The regulatory capital ratios of our consolidated and largest bank subsidiary, The Bank of New York Mellon, are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2025	2024
Consolidated regulatory capital ratios: (b)
Common Equity Tier 1 (“CET1”) ratio	11.9%	11.2%
Tier 1 capital ratio	14.6	13.7
Total capital ratio	15.4	14.8
Tier 1 leverage ratio	6.0	5.7
Supplementary leverage ratio (“SLR”) (c)	6.7	6.5

The Bank of New York Mellon regulatory capital ratios: (d)
CET1 ratio	16.3%	16.1%
Tier 1 capital ratio	16.3	16.1
Total capital ratio	16.6	16.3
Tier 1 leverage ratio	6.5	6.3
SLR (c)	7.7	7.6
(a)    For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.
(b)    The effective capital ratios for Dec. 31, 2025 and Dec. 31, 2024 were calculated under the Standardized Approach.
(c)    The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.
(d)    The Bank of New York Mellon’s effective capital ratios for Dec. 31, 2025 were calculated under the Standardized Approach, and for Dec. 31, 2024 were calculated under the Standardized Approach for the CET1 and Tier 1 capital ratios and the Advanced Approaches for the Total capital ratio.

Summary of Capital Components and Risk-Weighted Assets Determined Under the Standardized and Advanced Approaches
The following table presents our capital components and risk-weighted assets determined under the Standardized and Advanced Approaches, the average assets used for leverage capital purposes and leverage exposure used for SLR purposes.

Capital components and risk-weighted assets	Dec. 31,
(in millions)	2025	2024
CET1:
Common shareholders’ equity	$39,477	$36,975
Adjustments for:
Goodwill and intangible assets (a)	(17,700)	(17,563)
Net pension fund assets	(375)	(333)
Embedded goodwill	(258)	(254)
Deferred tax assets	(54)	(62)
Other	(4)	(4)
Total CET1	21,086	18,759
Other Tier 1 capital:
Preferred stock	4,836	4,343
Other	(13)	(63)
Total Tier 1 capital	$25,909	$23,039
Tier 2 capital:
Subordinated debt	$1,148	$1,398
Allowance for credit losses	344	392
Other	(11)	(11)
Total Tier 2 capital – Standardized Approach	1,481	1,779
Excess of expected credit losses	—	109
Less: Allowance for credit losses	344	392
Total Tier 2 capital – Advanced Approaches	$1,137	$1,496
Total capital:
Standardized Approach	$27,390	$24,818
Advanced Approaches	$27,046	$24,535

Risk-weighted assets:
Standardized Approach	$177,677	$167,786
Advanced Approaches:
Credit Risk	$91,942	$90,076
Market Risk	4,201	4,808
Operational Risk	66,275	65,588
Total Advanced Approaches	$162,418	$160,472

Average assets for Tier 1 leverage ratio	$432,803	$402,069
Total leverage exposure for SLR	$388,529	$353,523
(a)    Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

Schedule of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2025
(in millions)	Consolidated	(a)	The Bank of New York Mellon
CET1	$5,983		$13,053	(a)
Tier 1 capital	8,141		10,955	(a)
Total capital	6,069		8,476	(a)
Tier 1 leverage ratio	8,597		5,171	(b)
SLR	6,483		4,963	(b)
(a)    Based on minimum required standards, with applicable buffers.
(b) Based on well capitalized standards